Investment Securities Investment Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Interest income on available for sale securities	$ 18,728	$ 27,457	$ 37,599	$ 53,085	$ 101,066	$ 157,388	$ 128,616
Dividend income on FHLB stock	1,409	1,637	2,809	2,009	4,988	1,565	961
interest income on other investment securities					775	445	275
Other interest and dividend income	82	273	186	1,115	1,432	1,210	526
Interest income on trading account securities					21	19	28
Interest and Dividend Income, Securities							425
Interest and dividends on investment securities	20,699	29,333	41,248	55,577	106,850	159,417	130,305
Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Other interest and dividend income	$ 562	$ 239	$ 840	$ 483